INVENTORY, NET	9 Months Ended
Sep. 30, 2025
Inventory Disclosure [Abstract]
INVENTORY, NET

NOTE 4. INVENTORY, NET

Inventory consists of the following:

	September 30,	December 31,
	2025	2024
Finished goods	$3,245,552	$-
Raw materials	1,167,323	-
Total inventory, net	$4,412,875	$-

As of September 30, 2025, finished goods and raw materials inventory is stated net of net realizable value adjustments of $626,671 and $1,955,203, respectively.